LOAN PAYABLE - RELATED PARTY	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 6 - LOAN PAYABLE - RELATED PARTY

Success Holdings Group Corp. USA, our parent company, paid certain operating costs on our behalf. The total amount owed as at December 31, 2017 and December 31, 2016 are $133,669 and $118,575, respectively.

The loan is unsecured, non-interest bearing and due on demand.